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American Century Fund Profile

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INVESTOR CLASS      October 31, 2003

California Tax-Free Money Market Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

[american century Brokerage logo and text logo (reg. sm)]

California Tax-Free Money Market Fund

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

   California Tax-Free Money Market seeks safety of principal and high current income that is exempt from California and federal income taxes.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

   The fund's assets are invested in high-quality, very short-term debt securities of which 80% must have interest payments exempt from federal and
   California income taxes. Cities, counties and other municipalities in
   California and U.S. territories, such as Puerto Rico, usually issue these securities for public projects, such as schools and roads. Income from these securities is exempt from regular federal income tax, state tax and alternative minimum tax.

   Additional information about California Tax-Free Money Market's investments is available in its annual and semi-annual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

   *  An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
      other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   *  Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.

   *  Because the fund invests in California municipal securities, it will be sensitive to events that affect California's economy. California Tax-Free
      Money Market may have a higher level of risk than funds that invest in a larger universe of securities. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

   FUND PERFORMANCE

   The following bar chart shows the actual performance of California Tax-Free
   Money Market's shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year.
   The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

[data shown in bar chart]
     Calendar Year-By-Year Returns (1)

2002    1.06%
2001    2.20%
2000    3.30%
1999    2.66%
1998    2.95%
1997    3.19%
1996    3.07%
1995    3.41%
1994    2.42%
1993    2.03%

        (1) As of September 30, 2003, the end of the most recent calendar quarter, California Tax-Free Money Market's year-to-date return was
            0.45%.

   The highest and lowest quarterly returns for the period reflected in the bar chart are:

                             Highest                Lowest
   ---------------------------------------------------------------------------
   California Tax-Free
    Money Market             0.89% (2Q 2000)        0.10% (3Q 2003)

   The following table shows the average annual total returns of the fund's shares for the periods indicated. For current performance information, including yields, please call us or access our Web site.

                         1 YEAR         5 YEARS       10 YEARS       LIFE OF FUND(1)
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED SEPTEMBER 30, 2003)
 California Tax-Free
  Money Market           0.69%          2.07%         2.52%          3.37%

    (1) The inception date for California Tax-Free Money Market is November 9, 1983.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

   There are no sales loads, fees or other charges

   *  to buy fund shares directly from American Century

   *  to reinvest dividends in additional shares

   *  to exchange into the Investor Class shares of other American Century funds

   *  to redeem your shares other than a $10 fee to redeem by wire

   The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

   SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

       Maximum Account Maintenance Fee                  $25(1)

       (1) Applies only to investors whose total eligible investments with
           American Century are less than $10,000.

   ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

       Management Fee                               0.49%(1)
       Distribution and Service (12b-1) Fees        None
       Other Expenses                               0.02%(2)
       Total Annual Fund Operating Expenses         0.51%

       (1) Based on expenses incurred during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

       (2) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

           EXAMPLE

             Assuming you . . .

             * invest $10,000 in the fund

             * redeem all of your shares at the end of the periods shown below

             * earn a 5% return each year

             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                1 year          3 years          5 years            10 years
                 $52             $163             $285                $640

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

   American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. Identified below is the portfolio manager who leads the team that manages California Tax-Free Money Market:

   TODD PARDULA, Vice President and Portfolio Manager, has been a member of the
   California Tax-Free Money Market team since May 1994. He joined American
   Century in 1990. He has a bachelor's degree in finance from Santa Clara
   University. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

   American Century Brokerage offers several ways to purchase shares

   *  Complete and return a brokerage application along with an investment check payable to American Century Brokerage

   *  Call us and send your investment by bank wire transfer

   *  If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

   Your initial investment in your brokerage account must be at least $2,500.
   If your brokerage account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

   The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
   $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in California Tax-Free Money Market when you direct us to make other investments in your brokerage account.

   Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

   Dividends are declared and available for redemption daily. Distributions will generally be exempt from California and federal income taxes.
   Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

   American Century Brokerage offers several ways to make it easier for you to manage your account, such as

   *  telephone transactions

   *  wire and electronic funds transfers

   *  TeleSelect Automated Information and Trading Line transactions

   *  24-hour online account access and transactions

   You will find more information about these choices in our Brokerage
   Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

WWW.AMERICANCENTURY.COM

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATION
AND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

BK-PRF-35875   0310           American Century Investment Services, Inc.